Document and Entity Information	Oct. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001601712
Document Type	8-K
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	SYNCHRONY FINANCIAL
Entity Incorporation State Country Code	DE
Entity File Number	001-36560
Entity Tax Identification Number	51-0483352
Entity Address, Address Line One	777 Long Ridge Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	585-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	SYF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing a 1/40th Interest in a Share of 5.625% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SYFPrA
Security Exchange Name	NYSE